RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS (Tables)	12 Months Ended
Dec. 31, 2013
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS AND OTHERS [Abstract]
Schedule of Balances Recorded
	December 31,
	2013	2012

Embedded Derivatives (a) (b)	$12,431	$6,864
mAb Participation Interest (b)	758	744
Liability with respect to outstanding options to non-employee (c)	-	264

	$13,189	$7,872

Schedule of Fair Value Assumptions
	Year ended December 31, 2013	Year ended December 31, 2012
	Amended Funding Arrangement	mAb Funding Arrangement	Pipeline Funding Arrangement

Risk-free interest rate (1)	0.25%	0.28%	0.11%
Expected volatility (2)	55.65%	47.46%	48.02%
Expected life (in years) (3)	1.5	2.25	0.5
Expected dividend yield (4)	0	0	0